Accounts Receivable, Net (Details) - Schedule of accounts receivable - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Schedule of accounts receivable [Abstract]
Accounts receivable - gross	$ 116,907	$ 81,996
Allowance for doubtful accounts	(1,156)	(886)
Accounts receivables, net	$ 115,751	$ 81,110